CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2017	Mar. 31, 2016
CURRENT ASSETS
Cash	$ 1,559,701	$ 2,123,737
Accounts receivable	0	199,471
Prepaid expenses and other current assets	37,551	53,294
TOTAL CURRENT ASSETS	1,597,252	2,376,502
Property and equipment, net	29,223	36,038
Patents, net	84,996	94,161
Deposits	14,897	22,415
TOTAL ASSETS	1,726,368	2,529,116
CURRENT LIABILITIES
Accounts payable	484,423	244,804
Due to related parties	57,866	145,112
Other current liabilities	69,467	136,695
TOTAL CURRENT LIABILITIES	611,756	526,611
Convertible notes payable, net	519,200	500,139
TOTAL LIABILITIES	1,130,956	1,026,750
COMMITMENTS AND CONTINGENCIES (Note 12)
STOCKHOLDERS' EQUITY
Common stock, $0.001 par value, 30,000,000 shares authorized at March 31, 2017 and 2016; 8,797,086 and 7,622,393 issued and outstanding at March 31, 2017 and 2016, respectively	8,796	7,621
Additional paid-in capital	94,445,739	88,047,142
Accumulated deficit	(93,778,156)	(86,502,043)
TOTAL AETHLON MEDICAL, INC STOCKHOLDERS' EQUITY BEFORE NONCONTROLLING INTERESTS	676,379	1,552,720
NONCONTROLLING INTERESTS	(80,967)	(50,354)
TOTAL STOCKHOLDERS' EQUITY	595,412	1,502,366
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 1,726,368	$ 2,529,116